Related Party Transactions - Ship Finance Transactions - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Long-term debt due to related parties	$ 294,000,000		$ 314,000,000
Short-term debt to related parties	4,000,000		10,000,000
Interest expense	(38,000,000)	$ (195,000,000)
Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Short-term debt to related parties			0
Ship Finance International Ltd VIEs [Member] | Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Long-term debt due to related parties	294,000,000		314,000,000
Gross loans outstanding	318,000,000		314,000,000
Short-term debt to related parties	$ 20,000,000
Interest rate on related party debt	4.50%
Interest expense	$ 7,000,000		$ 9,300,000
Minimum [Member] | Ship Finance International Ltd VIEs [Member] | Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date	Dec. 31, 2023
Maximum [Member] | Ship Finance International Ltd VIEs [Member] | Ship Finance International Ltd VIEs [Member]
Related Party Transaction [Line Items]
Debt instrument maturity date	Dec. 31, 2029